Pledged Bank deposits, Bank Borrowings and Banking Facilities (Details Textual) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Banking Facilities Member [Member] USD ($)	Jun. 30, 2012 Banking Facilities Member [Member] CNY	Dec. 31, 2011 Banking Facilities Member [Member] CNY
Line of Credit Facility, Maximum Borrowing Capacity			$ 240,370	1,527,071	1,431,862
Line of Credit Facility, Amount Outstanding			124,651	791,909	854,234
Line of Credit Facility, Interest Rate at Period End	2.30%	2.20%
Secured Pledged Deposits For Line Of Credit Facility			79,500	505,064	431,695
Line of Credit Facility, Remaining Borrowing Capacity			$ 76,082	483,347	318,319